Share-based Compensation (Summary of Share Options Activities) (Details) (USD $) In Thousands, except Share data, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Share options [Member] June 30, 2009 [Member]	Dec. 31, 2013 Share options [Member] January 1, 2010 [Member]	Dec. 31, 2013 Share options [Member] July 1, 2010 [Member]	Dec. 31, 2013 Share options [Member] January 1, 2011 [Member]	Dec. 31, 2013 Share options [Member] February 14, 2011 [Member]	Dec. 31, 2013 Share options [Member] March 3, 2011 [Member]	Dec. 31, 2013 Share options [Member] July 1, 2011 [Member]	Dec. 31, 2013 Share options [Member] July 1, 2011 [Member]	Dec. 31, 2013 Share options [Member] October 1, 2011 [Member]	Dec. 31, 2013 Share options [Member] January 20, 2012 [Member]	Dec. 31, 2013 Share options [Member] February 10, 2012 [Member]	Dec. 31, 2013 Share options [Member] March 1, 2012 [Member]	Dec. 31, 2013 Share options [Member] April 15, 2012 [Member]	Dec. 31, 2013 Share options [Member] July 15, 2012 [Member]	Dec. 31, 2013 Share options [Member] July 15, 2012 [Member]	Dec. 31, 2013 Share options [Member] October 15, 2012 [Member]	Dec. 31, 2013 Share options [Member] January 15, 2013 [Member]	Dec. 31, 2013 Share options [Member] January 16, 2013 [Member]	Dec. 31, 2013 Share options [Member] April 15, 2013 [Member]	Dec. 31, 2013 Share options [Member] July 15, 2013 [Member]	Dec. 31, 2013 Share options [Member] October 15, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date			Jun. 30, 2009	Jan. 01, 2010	Jul. 01, 2010	Jan. 01, 2011	Feb. 14, 2011	Mar. 03, 2011	Jul. 01, 2011	Jul. 01, 2011	Oct. 01, 2011	Jan. 20, 2012	Feb. 10, 2012	Mar. 01, 2012	Apr. 15, 2012	Jul. 15, 2012	Jul. 15, 2012	Oct. 15, 2012	Jan. 15, 2013	Jan. 16, 2013	Apr. 15, 2013	Jul. 15, 2013	Oct. 15, 2013
Number outstanding	11,482,513	15,148,014	367,337	50,854	1,974,966	2,422,833	421,000	277,659	1,434,439	40,000	160,440	1,007,053	698,002	26,400	110,057	315,219	40,000	665,754	693,500	80,000	366,000	186,000	145,000
Weighted average remaining contractual term, options outstanding (in years)			5 years 6 months	6 years	6 years 6 months	7 years	7 years 1 month 6 days	7 years 2 months 12 days	7 years 6 months	7 years 6 months	7 years 8 months 12 days	8 years	8 years 1 month 6 days	8 years 2 months 12 days	8 years 3 months 18 days	8 years 6 months	8 years 6 months	8 years 9 months 18 days	9 years	9 years	9 years 3 months 18 days	9 years 6 months	9 years 9 months 18 days
Exercise price per option, options outstanding	$ 10.0	$ 7.2	$ 1.50	$ 2.20	$ 2.80	$ 5.20	$ 5.20	$ 6.00	$ 12.94	$ 9.67	$ 10.89	$ 10.67	$ 11.35	$ 14.09	$ 14.52	$ 10.95	$ 10.67	$ 14.67	$ 21.09	$ 12.94	$ 20.11	$ 35.27	$ 55.38
Aggregate intrinsic value, options outstanding			$ 19,542	$ 2,670	$ 102,501	$ 119,930	$ 20,840	$ 13,522	$ 59,902	$ 1,801	$ 7,028	$ 44,344	$ 30,261	$ 1,072	$ 4,422	$ 13,790	$ 1,761	$ 26,652	$ 23,311	$ 3,341	$ 12,659	$ 3,615	$ 0
Number exercisable	3,840,705		371,710	33,354	1,596,466	795,683	71,000	80,409	408,556	16,000	50,440	98,653	122,003	0	14,057	49,220	8,000	125,154	0	0	0	0	0
Exercise price per option, options exercisable	$ 5.5		$ 1.50	$ 2.20	$ 2.80	$ 5.20	$ 5.20	$ 6.00	$ 12.94	$ 9.67	$ 10.89	$ 10.67	$ 11.35	$ 14.09	$ 14.52	$ 10.95	$ 10.67	$ 14.67	$ 21.09	$ 12.94	$ 20.11	$ 35.27	$ 55.38
Aggregate intrinsic value, options exercisable			$ 19,775	$ 1,751	$ 82,857	$ 39,386	$ 3,515	$ 3,916	$ 17,061	$ 721	$ 2,210	$ 4,344	$ 5,289	$ 0	$ 565	$ 2,153	$ 352	$ 5,010	$ 0	$ 0	$ 0	$ 0	$ 0